Consolidated condensed statements of profit or loss - USD ($) shares in Thousands, $ in Thousands		3 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Consolidated condensed statements of profit or loss [Abstract]
Revenue		$ 242,933	$ 242,509
Other operating income		25,792	22,620
Employee benefit expenses		(28,511)	(23,840)
Depreciation, amortization, and impairment charges		(107,036)	(103,790)
Other operating expenses		(88,509)	(78,881)
Operating profit		44,669	58,618
Financial income		5,961	4,184
Financial expense		(81,054)	(77,260)
Net exchange differences		92	1,705
Other financial expense, net		(4,625)	(9,063)
Financial expense, net		(79,626)	(80,434)
Share of profit of entities carried under the equity method		6,951	6,187
Loss before income tax		(28,006)	(15,629)
Income tax		22,620	9,656
Loss for the period		(5,386)	(5,973)
Profit attributable to non-controlling interest		(6)	(5,017)
Loss for the period attributable to the Company		$ (5,392)	$ (10,990)
Weighted average number of ordinary shares outstanding - basic (in shares)		116,159	116,140
Weighted average number of ordinary shares outstanding - diluted (in shares)		119,768	119,712
Basic earnings per share (in dollars per share)		$ (0.05)	$ (0.09)
Diluted earnings per share (in dollars per share)	[1],[2]	$ (0.05)	$ (0.09)

[1]	Antidilutive effect applied, where applicable (see Note 22)
[2]	The potential ordinary shares related to the Green Exchangeable Notes and the long-term incentive plans granted to employees have not been considered in the calculation of diluted earnings per share for the three-month periods ended March 31, 2024, and 2023, as they have an antidilutive effect.